Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	$ (50,000)	$ 0
Cash, cash equivalents and restricted cash	82,483	60,507	$ 58,827	$ 75,710
Derivative assets	82	2,973
Advances to equity-accounted for joint venture	9,930	9,930
Long-term debt, including current portion (note 6)	(608,960)	(735,406)
Total obligations related to finance leases	(420,934)	(375,289)
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(50,000)
Long-term debt, including current portion (note 6)	(604,434)	(723,031)
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	866	5,878
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	1,045	57
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	82,483	60,507
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt		0
Total obligations related to finance leases	(451,145)	(377,652)
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	82,483	60,507
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(50,000)	0
Advances to equity-accounted for joint venture	9,930	9,930
Long-term debt, including current portion (note 6)	(608,960)	(735,406)
Total obligations related to finance leases	(420,934)	(375,289)
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	866	5,878
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ 1,045	$ 57